Premises and Equipment and Related Party Leases - Summary of Operating Lease Rent Commitments Over the Initial Lease Terms and Intended Renewal Periods (Detail) (USD $)
In Thousands, unless otherwise specified
Dec. 31, 2014
Operating And Capital Leases Revenues And Rent Expense [Line Items]
2015	$ 2,383
2016	2,335
2017	2,320
2018	2,304
2019	2,321
Thereafter	20,652
Total	32,315
MidSouth Bank [Member]
Operating And Capital Leases Revenues And Rent Expense [Line Items]
2015	313
2016	390
2017	431
2018	477
2019	527
Thereafter	6,926
Total	9,064
Related Parties [Member]
Operating And Capital Leases Revenues And Rent Expense [Line Items]
2015	1,798
2016	1,839
2017	1,865
2018	1,892
2019	1,919
Thereafter	17,255
Total	26,568
Related Parties [Member] | MidSouth Bank [Member]
Operating And Capital Leases Revenues And Rent Expense [Line Items]
2015	313
2016	390
2017	431
2018	477
2019	527
Thereafter	6,926
Total	9,064
Other [Member]
Operating And Capital Leases Revenues And Rent Expense [Line Items]
2015	585
2016	496
2017	455
2018	412
2019	402
Thereafter	3,397
Total	$ 5,747